LONG-TERM OPERATING COMMITMENTS - Purchase of Fixed and Intangible Assets (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Purchase of Fixed and Intangible Assets
Total	R$ 870,401
2022 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	644,571
2022 | Chesf
Purchase of Fixed and Intangible Assets
Total	225,830
2023
Purchase of Fixed and Intangible Assets
Total	296,037
2023 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	192,908
2023 | Chesf
Purchase of Fixed and Intangible Assets
Total	103,129
2024
Purchase of Fixed and Intangible Assets
Total	330,319
2024 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	297,935
2024 | Chesf
Purchase of Fixed and Intangible Assets
Total	32,384
2025
Purchase of Fixed and Intangible Assets
Total	55,337
2025 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	36,480
2025 | Chesf
Purchase of Fixed and Intangible Assets
Total	18,857
2026
Purchase of Fixed and Intangible Assets
Total	986
2026 | Chesf
Purchase of Fixed and Intangible Assets
Total	R$ 986